Nonexempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Nonexempt Party-In-Interest Transactions [Abstract]
Nonexempt Party-In-Interest Transactions
6.	Nonexempt Party-In-Interest Transactions

The Company remitted certain participant contributions to the Trustee later than required by Department of Labor Regulation 2510.3-102. The Company has credited participant accounts with the amount of investment income that would have been earned had the participant contribution been remitted on a timely basis.